Defined Benefit Plans - Summary of Actuarial Assumptions Used to Determine Defined Benefit Obligations (Detail)	Dec. 31, 2025	Dec. 31, 2024
Transamerica [member]
Financial actuarial assumptions
Salary increase rate	4.00%	4.00%
Health care trend rate	8.50%	6.90%
Transamerica [member] | Top of range [member]
Financial actuarial assumptions
Discount rate	5.45%	5.59%
Transamerica [member] | Bottom of range [member]
Financial actuarial assumptions
Discount rate	5.23%	5.51%	[1]
Aegon United Kingdom [member]
Financial actuarial assumptions
Discount rate	5.66%	5.58%
Price inflation	3.00%	3.19%
Aegon Employees Netherlands B.V. [member]
Financial actuarial assumptions
Discount rate	4.00%	3.51%
Price inflation	2.13%	1.99%

[1]	Transamerica has separate discount rates for all pension plans: 5.45% in 2025, 5.59% in 2024 and for post-retirement welfare plan: 5.23% in 2025, 5.51% in 2024.